Treasury Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Repurchase of ordinary shares	$ 1,322,195	$ 9,480,179	$ 12,283,426
Cancellation of treasury shares		135,205,591
Shares for commitment fee of convertible notes	$ 329,150
Treasury stock reissued	68,748,150
Repurchase Plan, Group
Number of shares repurchased		83,854,891
Repurchase of ordinary shares	$ 24,237,100